Derivative Liabilities (Details Narrative)	3 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Unamortized debt discount	$ 3,000	$ 0	$ 11,500	$ 29,900
Derivative Liability [Member]
Conversion note description	Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.		Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Percentage of exercise price for warrant, description	The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.		The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Derivative loss	$ 0		$ 19,375
Amortization of debt discount	64,823		140,000
Interest expense	21,725		140,000
Unamortized debt discount			0
Reclassification of derivative liability to equity	0	0		234,650
Reclassification due to conversion of convertible notes	17,406	106,514		137,469
Gain on derivative liability	50,652	$ 55,036	205	$ 108,543
Derivative Liability [Member] | Convertible Debt [Member]
Derivative liabilities	64,823		159,375
Derivative Liability [Member] | Warrant [Member]
Derivative liabilities	$ 293,528		$ 189,472
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	197.3		193.9
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	211.4		257.8